RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)																							3 Months Ended				9 Months Ended		12 Months Ended
	Nov. 05, 2024	Sep. 25, 2024	Aug. 02, 2024	Jul. 11, 2024	May 31, 2024	May 01, 2024	Apr. 08, 2024	Apr. 06, 2024	Apr. 05, 2024	Apr. 04, 2024	Apr. 03, 2024	Jan. 31, 2024	Dec. 08, 2023	Nov. 17, 2023	Nov. 13, 2023	Nov. 12, 2023	Nov. 02, 2023	Aug. 19, 2023	Aug. 14, 2023	May 08, 2023	Mar. 31, 2023	Jan. 23, 2023	Oct. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023	Oct. 31, 2024	Oct. 31, 2023	Jan. 31, 2024	Jan. 31, 2023
Related Party Transaction [Line Items]
Conversion of accrued compensation																		$ 79,585
Share price, per share												$ 0.22										$ 0.125							$ 0.22
Payroll and related expenses																							$ 60,000		$ 282,500		$ 512,650	$ 639,500	$ 318,561	$ 963,055
Convertible Notes Payable																							405,305				$ 405,305
Debt Conversion, Converted Instrument, Shares Issued									880,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares																											6,566,000		22,646,000	11,323,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Intrinsic Value, Amount Per Share											$ 0.125
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period											3,385,000
Stock Issued During Period, Value, Issued for Services																										$ 140,739			$ 309,353	$ 973,293
Officer [Member]
Related Party Transaction [Line Items]
Sale of preferred stock, shares					1,041,667
Conversion of accrued compensation																											$ 388,971		370,135
Salary and Wage, Officer, Excluding Cost of Good and Service Sold																											858,500		806,667
Andrew Brodkey [Member]
Related Party Transaction [Line Items]
Sale of preferred stock, shares		2,570,000
Conversion of accrued compensation			$ 42,500			$ 17,500												22,833			$ 18,000
Convertible Notes Payable									$ 98,000													$ 112,666
Related party payables												$ 54,611											54,000				54,000		54,611
Debt Conversion, Converted Instrument, Shares Issued			170,000			109,375			1,306,667
Stock Issued During Period, Shares, Issued for Services		2,570,000
Stock Issued During Period, Value, Issued for Services		$ 565,400
Robert Scannell [Member]
Related Party Transaction [Line Items]
Sale of preferred stock, shares		2,500,000
Conversion of accrued compensation			$ 87,500			$ 62,500												83,333			62,500
Convertible Notes Payable																						87,334
Debt Conversion, Converted Instrument, Shares Issued			350,000			390,625
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares											5,360,000
Stock Issued During Period, Shares, Issued for Services		2,500,000
Stock Issued During Period, Value, Issued for Services		$ 550,000
Kolodner [Member]
Related Party Transaction [Line Items]
Conversion of accrued compensation																		41,667			31,250
Steven Rudofsky [Member]
Related Party Transaction [Line Items]
Sale of preferred stock, shares		125,000
Conversion of accrued compensation			$ 31,250			$ 31,250												$ 41,667			$ 31,250
Share price, per share																					$ 0.162
Convertible Notes Payable									$ 125,000													125,000
Debt Conversion, Converted Instrument, Shares Issued			125,000			195,313			1,666,667
Stock Issued During Period, Shares, Issued for Services		125,000
Stock Issued During Period, Value, Issued for Services		$ 27,500
Steven Rudofsky [Member] | Convertible Notes Payable [Member]
Related Party Transaction [Line Items]
Convertible Notes Payable																						125,000
Shaun Dykes [Member]
Related Party Transaction [Line Items]
Sale of preferred stock, shares											3,685,000
Convertible Notes Payable									$ 30,000													98,000
Debt Conversion, Converted Instrument, Shares Issued									400,000
Conversion of Stock, Shares Issued											5,360,000
Related Party [Member]
Related Party Transaction [Line Items]
Convertible Notes Payable																						150,000
Related party payables												$ 370,135											$ 388,971				$ 388,971		$ 370,135	$ 83,333
Feehan Partners [Member]
Related Party Transaction [Line Items]
Convertible Notes Payable									$ 200,000
Debt Conversion, Converted Instrument, Shares Issued									2,666,666
Feehan Partners [Member] | Convertible Notes Payable [Member]
Related Party Transaction [Line Items]
Convertible Notes Payable																						87,334
Feehan Partners [Member] | Convertible Notes Payable One [Member]
Related Party Transaction [Line Items]
Convertible Notes Payable																						$ 112,666
Common Stock [Member]
Related Party Transaction [Line Items]
Sale of preferred stock, shares				9,283,333														3,844,073			879,628	182,240,000
Share price, per share																	$ 0.21	$ 0.07			$ 0.162
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period											11,055,000
Stock Issued During Period, Shares, Conversion of Convertible Securities								753,750																12,848,116	3,844,073				3,844,073
Stock Issued During Period, Shares, Issued for Services																	1,466,208									879,628			2,345,836	6,163,823
Stock Issued During Period, Value, Issued for Services																	$ 309,353	$ 269,085			$ 142,500					$ 879			$ 2,345	$ 6,164
Common Stock [Member] | Andrew Brodkey [Member]
Related Party Transaction [Line Items]
Sale of preferred stock, shares	193,182																	326,190			108,024
Stock Issued During Period, Shares, Conversion of Convertible Securities										816,666
Common Stock [Member] | Robert Scannell [Member]
Related Party Transaction [Line Items]
Sale of preferred stock, shares																		1,190,471			385,802
Common Stock [Member] | Kolodner [Member]
Related Party Transaction [Line Items]
Sale of preferred stock, shares																		595,236			192,901
Common Stock [Member] | Steven Rudofsky [Member]
Related Party Transaction [Line Items]
Sale of preferred stock, shares	397,727																	595,236			192,901
Stock Issued During Period, Shares, Conversion of Convertible Securities							1,041,667
Common Stock [Member] | Shaun Dykes [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities								251,250
Common Stock [Member] | Feehan Partners [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities										1,666,666
Warrant [Member]
Related Party Transaction [Line Items]
Sale of preferred stock, shares												1,125,000	125,000	125,000	1,125,000	1,125,000			1,125,000	1,093,479							1,125,000		1,125,000
Conversion of Stock, Shares Issued								1,200,000
Warrant [Member] | Andrew Brodkey [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Shares Issued										1,306,667
Warrant [Member] | Steven Rudofsky [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Shares Issued							1,666,667
Warrant [Member] | Shaun Dykes [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Shares Issued								400,000
Warrant [Member] | Feehan Partners [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Shares Issued										2,666,666